Investment Objectives and Goals - North Shore Equity Rotation ETF	Aug. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – North Shore Equity Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The North Shore Equity Rotation ETF (the “Fund”) seeks to achieve long-term capital appreciation.